CAPITAL MANAGEMENT AND FINANCIAL RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Allowance for credit loss	$ 0	$ 0
Uranium investments	133,114,000	$ 0	$ 133,114,000	$ 0
U.S dollar financial assets	8,697,000
Increase physical uranium	13,311,000
Decrease physical uranium	$ 13,311,000
Increase uranium spot price	10.00%
Decrease uranium spot price	10.00%